Finance Costs - Net - Disclosure of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt accretion and capitalized interest:
Promissory note	$ 1,128	$ 501
Convertible debt	835	2,105
Non-convertible debt	0	12,305
Less: amounts capitalized on qualifying assets	0	(14,751)
Environmental rehabilitation accretion	2,083	2,072
Restricted deposits	(1,527)	(1,163)
Cash interest income	(23)	(218)
Other finance (income) costs	(1,452)	681
Finance costs - net	$ 1,044	$ 1,532